Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. To increase consistency and comparability in fair value measurements and related disclosures, the Plan utilizes the fair valuation hierarchy required by FASB ASC 820-10 which prioritizes the inputs to valuation techniques and to measure fair value into the following three broad levels:

Level 1 Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access at the measurement date (i.e. common stocks and mutual funds).

Level 2 Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active (i.e. common collective trust funds).

Level 3 Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Common stock	$886,114,575	$–	$–	$886,114,575
Money market fund	24,377,191	–	–	24,377,191
Mutual funds	271,366,122	–	–	271,366,122
	1,181,857,888	–	–	1,181,857,888
Investments measured at net asset
value as a practical expedient (a)	—	–	–	8,464,205,151
	$1,181,857,888	$–	$–	$9,646,063,039

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Common stock	$765,949,371	$–	$–	$765,949,371
Money market fund	15,180,388	–	–	15,180,388
Mutual funds	211,202,196	–	–	211,202,196
	992,331,955	–	–	992,331,955
Investments measured at net asset
value as a practical expedient (a)	—	–	–	7,467,602,411
	$992,331,955	$–	$–	$8,459,934,366

(a) Certain investments that were measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.
The following summarizes investments measured at fair value based on NAV per share as a practical expedient as of December 31, 2025 and 2024, respectively.

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
State Street Investment Management Funds	$5,304,110,337	n/a	Daily
8:30am EST on T+1 for participant-directed redemptions. In accordance with the relevant Declaration of Trust for the Commingled Funds, SSIM requests emailed notice 15 days in advance of Trade Date for all plan-directed contributions or redemptions that are of significant size, as determined by SSIM in its sole discretion.

Vanguard Target Retirement Trust Select	2,404,859,784	n/a	Daily subject to frequent trading provisions	12 months
BlackRock Russell 2500 Alpha Tilts – Fund F	397,921,908	n/a	Daily	T-2 by 11:30AM ET
MetWest Total Return Bond Fund (CIT) Class C	100,890,239	n/a	Daily	If a plan’s redemption is for more than 20% of their assets in the fund then the notice period is 5 business days.Advance notice is not required for redemptions that are less than 20% of their assets
BlackRock Government Short Term Investment Fund	256,422,883	n/a	Daily
There are no restrictions for participants to trade commingled trust funds. Consistent with DC industry standards, the collective funds offer daily liquidity with same-day notification. Regarding plan-level liquidity, we offer daily liquidity but, as a courtesy, we request advance notice prior to large Plan-level redemptions. More specifically, the standard for DC participant directed activity is to receive orders on T+1 (the business day following trade date), providing the unit value of T (trade date), with settlement on T+1. These orders are typically received via the plan’s intermediaries (e.g., recordkeeper, trustee, etc.). BlackRock Trust Company maintains trading agreements with these intermediaries that establishes T+1 notification deadlines and proper internal controls and procedures. In the event of Plan (non-participant) directed activity, into or out of the commingled trust funds, BlackRock requests the Plan trustee to provide thirty (30) days advance notification in order to allow for coordination of order placement, trading, and specification of settlement dates.

Total December 31, 2025	$8,464,205,151

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
State Street Global Advisors Funds	$4,639,674,999	n/a	Daily
8:30am EST on T+1 for participant-directed redemptions. In accordance with the relevant Declaration of Trust for the Commingled Funds, SSGA requests emailed notice 15 days in advance of Trade Date for all plan-directed contributions or redemptions that are of significant size, as determined by SSGA in its sole discretion.

Vanguard Target Retirement Trust Select	2,138,206,463	n/a	Daily subject to frequent trading provisions	12 months
BlackRock Russell 2500 Alpha Tilts – Fund F	383,570,698	n/a	Daily	T-2 by 11:30AM ET
MetWest Total Return Bond Fund (CIT) Class C	79,567,717	n/a	Daily	If a plan’s redemption is for more than 20% of their assets in the fund then the notice period is 5 business days.Advance notice is not required for redemptions that are less than 20% of their assets
BlackRock Government Short Term Investment Fund	226,582,534	n/a	Daily
There are no restrictions for participants to trade commingled trust funds. Consistent with DC industry standards, the collective funds offer daily liquidity with same-day notification. Regarding plan-level liquidity, we offer daily liquidity but, as a courtesy, we request advance notice prior to large Plan-level redemptions. More specifically, the standard for DC participant directed activity is to receive orders on T+1 (the business day following trade date), providing the unit value of T (trade date), with settlement on T+1. These orders are typically received via the plan’s intermediaries (e.g., recordkeeper, trustee, etc.). BlackRock Trust Company maintains trading agreements with these intermediaries that establishes T+1 notification deadlines and proper internal controls and procedures. In the event of Plan (non-participant) directed activity, into or out of the commingled trust funds, BlackRock requests the Plan trustee to provide thirty (30) days advance notification in order to allow for coordination of order placement, trading, and specification of settlement dates.

Total December 31, 2024	$7,467,602,411

*State Street Global Advisor Funds includes 4 funds (for 2025, see individual funds as listed in attached Schedule H, line 4i – Schedule of Assets Held – Common Collective Trust Section).

***Vanguard Target Retirement Trust Select includes 12 funds (for 2025, see individual funds as listed in attached Schedule H, line 4i – Schedule of Assets Held – Common Collective Trust Section).